Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Information [Abstract]
Schedule of Consolidated Statements of Operations

The following table includes revenue, significant veterinary clinic and hospital operating expenses, and Adjusted Clinic EBITDA for the Company’s clinics, reconciled to the consolidated amounts included in the Company’s consolidated statements of operations:

	For the Three Months Ended March 31,
	2025	2024
Revenue
Service revenue	$2,741,029	$3,545,599
Product revenue	898,180	1,285,968
Total Clinics level revenue	3,639,209	4,831,567

Operating expenses
Cost of service revenue (exclusive of depreciation and amortization, shown separately below)	2,139,278	2,709,147
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	785,409	1,016,107
General and administrative expenses	709,376	1,089,578
Total Clinics level expenses	3,634,063	4,814,832

Adjusted Clinics EBITDA	$5,146	$16,735

Reconciliation of Adjusted Clinics EBITDA to net income
Depreciation and amortization	275,392	367,197
Interest expense	407,728	559,289
Other income (expenses)	-	(2)
Corporate general and administrative	1,737,062	1,783,765
Debt extinguishment loss	-	728,278

Net Income	$(2,415,036)	$(3,421,792)

The following table includes revenue, significant veterinary clinic and hospital operating expenses, and Adjusted Clinic EBITDA for the Company’s clinics, reconciled to the consolidated amounts included in the Company’s consolidated statements of operations:

	For the year ended December 31,
	2024	2023
Revenue
Service revenue	$12,188,526	$11,879,934
Product revenue	4,403,583	4,795,459
Total Clinics level revenue	16,592,109	16,675,393

Operating expenses
Cost of service revenue (exclusive of depreciation and amortization, shown separately below)	9,736,282	9,700,963
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	3,563,279	3,420,515
General and administrative expenses	2,688,157	3,056,702
Total Clinics level expenses	15,987,718	16,178,180
Adjusted Clinics EBITDA	$604,391	$497,213

Reconciliation of Adjusted Clinics EBITDA to net loss
Depreciation and amortization	1,308,619	1,252,539
Gain on sale of business	(467,049)	-
Loss on debt extinguishment	-	16,105
Interest expense	3,098,237	2,538,710
Loss on debt modification	2,134,218	927,054
Beneficial conversion feature	-	4,137,261
Other income (expenses)	4,768	(1,134)
Corporate general and administrative	8,733,195	6,419,585
Impairment expense	56,664	-
Net Loss	$(14,264,261)	$(14,792,907)